Debt - Summary of Foreign Currency Translation (Detail)	Dec. 31, 2023 $ / ¥ $ / $ $ / € $ / £ $ / SFr	Dec. 31, 2022 $ / £ $ / $ $ / € $ / ¥ $ / SFr
Disclosure of long term debt [Line Items]
Currency exchange rate	16.9220
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	16.9220	19.4143
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.1200	0.1470
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	21.5646	23.3496
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	18.6963	20.7083
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	20.1101	20.9791